SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property and Equipment, Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computer equipment and software	3 - 4
Internal-use software	3
Office furniture and equipment	3 - 7
Leasehold improvements	Over the shorter of expected lease term or estimated useful life

Estimated Useful Lives of Intangible Assets
The estimated useful lives of the Company’s intangible assets are as follows:

Years

Merchant/ Network affiliate relationships	4.5
Publisher relationships	4
Tradenames	3
Technology	3 - 5
Customer relationships	5 - 9

Share Options [Member]
Fair Value Assumptions [Abstract]
Assumptions Used to Determine Fair Value
The fair value of each option award is estimated using the following assumptions:

	Year ended December 31,
	2021	2020	2019

Volatility	51.5% - 65.6%	50.0% - 54.0%	47.6% - 48.8%
Risk-free interest rate	0.61% - 1.36%	0.38% - 0.67%	1.65% - 2.34%
Dividend yield	0%	0%	0%
Expected term (in years)	5 - 6.86	6.25	6.25

Private Warrants [Member]
Fair Value Assumptions [Abstract]
Assumptions Used to Determine Fair Value
The key inputs into the Black-Scholes model for the Private Warrants were as follows at initial Measurement and as of December 31, 2021:

Input	June 29, 2021 (Initial Measurement)	December 31, 2021

Risk-free interest rate	0.73% -0.89%	1.07% - 1.18%
Expected term (years)	4.26 - 5.00	3.75 - 4.50
Expected volatility	65.3% - 65.7%	66.1% - 68.6%
Exercise price	$11.50	$11.50
Underlying Stock Price	$10.54	$7.78